Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	CALAMOS ADVISORS TRUST/IL
Entity Central Index Key	0001079575
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000017621
Shareholder Report [Line Items]
Fund Name	Calamos Growth and Income Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Growth and Income Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Calamos Growth and Income Portfolio	$138	1.27%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]

HOW THE PORTFOLIO PERFORMED

For the 12 months ended December 31, 2025 ("annual period"), the Portfolio performed in line with its benchmark, as AI innovation and the critical infrastructure buildout drove strength in the US equity market. The Portfolio’s positive results were broad-based but certainly benefited from the strength of large-cap technology stalwarts associated with AI, which continued to deliver impressive results throughout the year. While we continue to favor these businesses, we remain vigilant to downside risks, including changes in demand trends as the AI buildout evolves. We believe the combination of common stocks and convertible securities allows us to manage risk-reward across security selections, sector positioning, and overall portfolio metrics. Not surprisingly, the Portfolio’s multi-asset structure provided advantages in navigating the sharp policy-driven volatility of early spring.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
	Calamos Growth and Income Portfolio	S&P 500 Total Return Index
12/31/15	$10,000	$10,001
01/31/16	$9,524	$9,505
02/29/16	$9,431	$9,492
03/31/16	$9,927	$10,136
04/30/16	$9,977	$10,175
05/31/16	$10,127	$10,358
06/30/16	$10,048	$10,385
07/31/16	$10,335	$10,768
08/31/16	$10,378	$10,783
09/30/16	$10,418	$10,785
10/31/16	$10,288	$10,588
11/30/16	$10,482	$10,980
12/31/16	$10,632	$11,197
01/31/17	$10,766	$11,410
02/28/17	$11,102	$11,863
03/31/17	$11,111	$11,876
04/30/17	$11,246	$11,998
05/31/17	$11,388	$12,167
06/30/17	$11,402	$12,243
07/31/17	$11,605	$12,495
08/31/17	$11,628	$12,533
09/30/17	$11,741	$12,792
10/31/17	$11,967	$13,090
11/30/17	$12,193	$13,492
12/31/17	$12,281	$13,642
01/31/18	$12,969	$14,423
02/28/18	$12,597	$13,891
03/31/18	$12,340	$13,538
04/30/18	$12,348	$13,590
05/31/18	$12,602	$13,917
06/30/18	$12,601	$14,003
07/31/18	$12,991	$14,524
08/31/18	$13,333	$14,998
09/30/18	$13,353	$15,083
10/31/18	$12,532	$14,052
11/30/18	$12,747	$14,338
12/31/18	$11,742	$13,044
01/31/19	$12,564	$14,089
02/28/19	$12,891	$14,541
03/31/19	$13,085	$14,824
04/30/19	$13,568	$15,424
05/31/19	$12,890	$14,444
06/30/19	$13,600	$15,462
07/31/19	$13,769	$15,684
08/31/19	$13,574	$15,436
09/30/19	$13,687	$15,724
10/31/19	$13,933	$16,065
11/30/19	$14,325	$16,648
12/31/19	$14,744	$17,151
01/31/20	$14,735	$17,144
02/29/20	$13,765	$15,733
03/31/20	$12,390	$13,789
04/30/20	$13,736	$15,557
05/31/20	$14,444	$16,298
06/30/20	$14,809	$16,622
07/31/20	$15,553	$17,560
08/31/20	$16,568	$18,822
09/30/20	$15,989	$18,107
10/31/20	$15,639	$17,625
11/30/20	$17,286	$19,554
12/31/20	$18,051	$20,306
01/31/21	$17,814	$20,101
02/28/21	$18,490	$20,655
03/31/21	$18,865	$21,560
04/30/21	$19,822	$22,711
05/31/21	$19,850	$22,869
06/30/21	$20,177	$23,403
07/31/21	$20,493	$23,959
08/31/21	$20,981	$24,688
09/30/21	$20,115	$23,539
10/31/21	$21,418	$25,189
11/30/21	$21,131	$25,014
12/31/21	$21,913	$26,135
01/31/22	$20,772	$24,783
02/28/22	$20,235	$24,041
03/31/22	$20,774	$24,933
04/30/22	$19,079	$22,759
05/31/22	$19,058	$22,801
06/30/22	$17,569	$20,919
07/31/22	$18,900	$22,848
08/31/22	$18,282	$21,916
09/30/22	$16,768	$19,897
10/31/22	$17,933	$21,508
11/30/22	$18,752	$22,710
12/31/22	$17,734	$21,402
01/31/23	$18,745	$22,747
02/28/23	$18,229	$22,192
03/31/23	$18,783	$23,006
04/30/23	$19,065	$23,365
05/31/23	$19,087	$23,467
06/30/23	$20,113	$25,018
07/31/23	$20,613	$25,821
08/31/23	$20,254	$25,410
09/30/23	$19,434	$24,199
10/31/23	$19,053	$23,690
11/30/23	$20,511	$25,853
12/31/23	$21,302	$27,028
01/31/24	$21,564	$27,482
02/29/24	$22,513	$28,950
03/31/24	$23,113	$29,881
04/30/24	$22,248	$28,660
05/31/24	$23,157	$30,082
06/30/24	$23,904	$31,161
07/31/24	$23,971	$31,540
08/31/24	$24,448	$32,305
09/30/24	$25,008	$32,995
10/31/24	$24,874	$32,696
11/30/24	$26,229	$34,615
12/31/24	$25,793	$33,790
01/31/25	$26,527	$34,731
02/28/25	$25,949	$34,278
03/31/25	$24,583	$32,347
04/30/25	$24,620	$32,127
05/31/25	$26,086	$34,150
06/30/25	$27,487	$35,886
07/31/25	$28,074	$36,692
08/31/25	$28,502	$37,435
09/30/25	$29,672	$38,802
10/31/25	$30,333	$39,710
11/30/25	$30,259	$39,808
12/31/25	$30,280	$39,832

Average Annual Return [Table Text Block]
AATR	1 YEAR	5 YEARS	10 YEARS
Calamos Growth and Income Portfolio	17.40	10.90	11.72
S&P 500 Total Return Index	17.81	14.43	14.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 34,130,849
Holdings Count | Holding	146
Advisory Fees Paid, Amount	$ 247,196
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

KEY PORTFOLIO STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$34,130,849	146	34%	$247,196

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	31.6
Financials	12.4
Communication Services	11.0
Consumer Discretionary	10.2
Industrials	9.0
Health Care	8.7
Utilities	3.7
Consumer Staples	3.5
Energy	3.2
Materials	2.4
Other	1.9
Real Estate	0.8

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	6.6
Apple, Inc.	6.1
Microsoft Corp.	5.7
Alphabet, Inc. - Class A	5.1
Amazon.com, Inc.	4.1
Broadcom, Inc.	2.7
Meta Platforms, Inc. - Class A	2.5
Tesla, Inc.	1.9
JPMorgan Chase & Co.	1.7
Eli Lilly & Co.	1.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources